Stockholders' Equity -Cash Distributions (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended					12 Months Ended			15 Months Ended
	Dec. 22, 2023	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
Equity [Abstract]
Cash dividends declared (in USD per share)		$ 0.02	$ 0.10	$ 0.10	$ 0.05	$ 0.05				$ 0.32
Distributions to shareholders	$ 11.9	$ 4.7	$ 23.9	$ 23.9	$ 11.9	$ 11.9	$ 64.4	$ 11.9	$ 0.0	$ 76.3